DELAWARE VIP TRUST
Delaware VIP Balanced Series
Delaware VIP Capital Reserves Series
Delaware VIP Cash Reserve Series
Delaware VIP Diversified Income Series
Delaware VIP Growth Opportunities Series
Delaware VIP High Yield Series
Delaware VIP International Value Equity Series
Delaware VIP REIT Series
Delaware VIP Select Growth Series
Delaware VIP Small Cap Value Series
Delaware VIP Trend Series
Delaware VIP U.S. Growth Series
Delaware VIP Value Series

(each, a "Series")

Supplement to the Series' Prospectuses dated April 30, 2007

On July 26, 2007, Mellon Bank, N.A. ("Mellon") became the custodian for Delaware VIP Capital Reserves Series.

On August 2, 2007, Mellon became the custodian for Delaware VIP Growth Opportunities Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series.

On August 9, 2007, Mellon became the custodian for Delaware VIP Balanced Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, and Delaware VIP High Yield Series.

The following paragraph replaces the information in the section entitled "Who's who? - Custodian" in each Series' prospectuses.

Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15285.

Please keep this Supplement for future reference.

This Supplement is dated August 15, 2007.